CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net sales	$ 4,567.2	$ 4,645.7	$ 4,248.3
Cost of products sold	2,429.3	2,500.0	2,229.0
Gross profit	2,137.9	2,145.7	2,019.3
Selling, general and administrative expense	895.1	856.1	765.7
Advertising and sales promotion expense	449.5	524.0	461.3
Research and development expense	112.5	108.3	97.1
Household Products restructuring	(6.8)	79.0	0
Interest expense	127.3	121.4	125.4
Cost of early debt retirements	0	19.9	0
Other financing items (income)/expense, net	(5.1)	31.0	26.4
Earnings before income taxes	565.4	406.0	543.4
Income taxes	156.5	144.8	140.4
Net earnings	408.9	261.2	403.0
Basic earnings per share	$ 6.30	$ 3.75	$ 5.76
Diluted earnings per share	$ 6.22	$ 3.72	$ 5.72
Consolidated Statements of Comprehensive Income:
Net earnings	408.9	261.2	403.0
Other comprehensive (loss)/income, net of tax
Foreign currency translation adjustment	(11.9)	(8.7)	(43.2)
Pension/Postretirement activity, net of tax of $(14.4) in 2012, $(25.6) in 2011 and $(19.8) in 2010	(24.8)	(26.4)	(47.5)
Deferred (loss)/gain on hedging activity, net of tax of $1.6 in 2012, $5.3 in 2011 and $(6.9) in 2010	(0.4)	11.7	(11.7)
Total comprehensive income	$ 371.8	$ 237.8	$ 300.6